Basis of Preparation	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Basis of Preparation

3.	Basis of Preparation

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) issued by the International Accounting Standards Board, IASB.

Executive Board declares that all relevant information specific to consolidated financial statements, and only those, are being evidenced and correspond to those used in management.

The issuance of these consolidated financial statements was authorized by the Board of Directors on April 10, 2024.

3.1	Functional and presentation currency

The consolidated financial statements are presented in Brazilian Reais, which is the functional and presentation currency of the Company. Balances herein have been rounded to the nearest thousand, unless otherwise indicated.

3.2	Basis of measurement

The consolidated financial statements were prepared based on the historical cost, except for certain financial instruments and investments measured at fair value, as described in the respective accounting policies and notes.

3.3	Use of estimates and judgments

In the preparation of these consolidated financial statements, Management used judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from those estimates, which are reviewed on a continuous basis. The revisions to the estimates are recognized prospectively.

3.3.1	Judgments

The Notes below are those containing information about judgments made in applying of accounting policies with significant impacts on the amounts recognized in the consolidated financial statements:

•	Notes 4.1 and 15 - Basis of consolidation and Investments: assessment of the existence of control and significant influence;
•	Notes 4.2 and 34 - Financial instruments: definition of the category of financial instruments.

•	Notes 4.19 and 39 - Assets held for sale and discontinued operations: assessment of sale as highly probable.

3.3.2	Uncertainties over assumptions and estimates

The Notes below are those containing information about the main assumptions regarding the future and other main sources of uncertainty in estimates with a reasonable possibility of leading to significant adjustments in the values of assets and liabilities in the next financial year:

•	Notes 4.3 and 8 - Sectorial financial assets and liabilities: forecast of values that will be included in the tariff review process;
•	Notes 4.4 and 9 - Accounts receivable related to the concession: forecast of cash flows and the indemnifiable balance of the concession contracts;
•	Notes 4.5 and 10 - Contract assets: definition of the contract remuneration rate, allocation of price to performance obligations and forecast of cash flows;
•	Notes 4.8 and 16 - Property, plant and equipment: estimated useful life of assets;

•	Notes 4.9 and 17 - Intangible assets: estimated useful life of assets;

•	Notes 4.10.1 and 7.2 - Expected Credit Losses: estimate of amounts that will not be received;

•	Notes 4.10.2 and 16.4 - Impairment of non-financial assets: definition of assumptions, determination of the discount rate and forecast of cash flows;
•	Notes 4.11 and 28 - Provisions for legal claims and contingent liabilities: estimated losses on legal claims;
•	Notes 4.11 and 12.2.1 - Provision for allocation of PIS and Cofins credits: assessment of amounts that may be required to be refunded to consumers;
•	Notes 4.12 and 4.13 - Revenue recognition: estimate of unbilled amounts and construction margin;

•	Note 4.14 - Power purchase and sale transactions in the Spot Market (Electric Energy Trading Chamber - CCEE): forecast of amounts to be billed by CCEE;

•	Notes 4.15 and 34.2.10 - Derivative financial instruments: mark to market of energy purchase and sale contracts;
•	Notes 4.16.2 and 12.1 - Deferred income tax and social contribution: forecast of future taxable income for recoverability of taxes;
•	Notes 4.17 and 22 - Post-employment benefits: actuarial assumptions for evaluating pension and assistance plans;
•	Notes 4.18 and 26 - Right to Use Assets and Lease Liabilities: definition of the discount rate for contracts.

3.4	Management’s judgment ongoing concern

Management has concluded that there are no material uncertainties that cast doubt on the Company's ability to continue as a going concern. No events or conditions were identified that may raise significant doubts on its ability to continue as a going concern.

The main bases of judgment used for such conclusion are: (i) main activities resulting from long-term public concessions; (ii) robust equity; (iii) strong operating cash generation, including financial capacity to settle commitments entered into with financial institutions; (iv) historical profitability; and (v) fulfillment of the objectives and targets outlined in the Company's Strategic Planning, which is approved by Management, monitored and reviewed periodically, seeking the continuity of its activities.

3.5	Restatement of comparative balances

Due to the presentation of the discontinued operation balances resulting from the ongoing divestment process of the subsidiaries Compagas and UEGA, and the sale of Copel Telecomunicações S.A. in August 2021, described in Note 39, the balances of the Statements of Income and Cash Flows are being restated, for comparability purposes, as per the following tables:

12.31.2022	As previously stated	Adjustments	Restated
STATEMENTS OF INCOME
NET OPERATING REVENUE	21,927,721	(1,392,380)	20,535,341
Operating costs	(16,928,407)	1,322,823	(15,605,584)
GROSS PROFIT	4,999,314	(69,557)	4,929,757
Selling expenses	(186,740)	11,071	(175,669)
General and administrative expenses	(803,721)	70,026	(733,695)
Other operational income (expenses)	(1,571,194)	20,996	(1,550,198)
Equity in earnings of investees	478,577	-	478,577
Profit before financial results and taxes	2,916,236	32,536	2,948,772
Financial results	(1,966,037)	(39,847)	(2,005,884)
Operating profit	950,199	(7,311)	942,888
Income tax and social contribution	199,122	81,977	281,099
Net income for the period - continuing operations	1,149,321	74,666	1,223,987
Result of discontinued operations	-	(74,666)	(74,666)
Net income	1,149,321	-	1,149,321
Attributed to controlling shareholders	1,112,007	-	1,112,007
Attributed to non-controlling interest	37,314	-	37,314
STATEMENTS OF COMPREHENSIVE INCOME
Total comprehensive income, net of taxes	209,987	-	209,987
Total comprehensive income	1,359,308	-	1,359,308
Attributed to controlling shareholders	1,319,273	-	1,319,273
Attributed to non-controlling interest	40,035	-	40,035
STATEMENTS OF CASH FLOWS
Cash flow from operational activities	3,902,649	-	3,902,649
Net income	1,149,321	74,666	1,223,987
Profit adjustments	2,293,118	(306,736)	1,986,382
Changes in assets and liabilities	1,883,234	2,709	1,885,943
Taxes and charges paid	(1,423,024)	51,534	(1,371,490)
Equity in earnings of investees	-	177,827	177,827
Cash flow from investment activities	(2,774,996)	-	(2,774,996)
Property, plant and equipment and intangible assets	(2,880,829)	580,969	(2,299,860)
Other activities	105,833	(22,967)	82,866
Discontinued operations	-	(558,002)	(558,002)
Cash flow from financing activities	(1,922,041)	-	(1,922,041)
Issue of Debentures	305,928	-	305,928
Loan and lease payments	(60,200)	2,988	(57,212)
Other activities	(2,167,769)	-	(2,167,769)
Discontinued operations	-	(2,988)	(2,988)
Total effects on cash and cash equivalents	(794,388)	-	(794,388)

12.31.2021	As previously stated	Adjustments	Restated
STATEMENTS OF INCOME
NET OPERATING REVENUE	23,984,287	(3,008,071)	20,976,216
Operating costs	(19,119,637)	2,411,729	(16,707,908)
GROSS PROFIT	4,864,650	(596,342)	4,268,308
Selling expenses	(194,998)	8,316	(186,682)
General and administrative expenses	(924,561)	53,703	(870,858)
Hydrological risk renegotiation - GSF	1,570,543	-	1,570,543
Other operational income (expenses)	(235,910)	15,075	(220,835)
Equity in earnings of investees	366,314	-	366,314
Profit before financial results and taxes	5,446,038	(519,248)	4,926,790
Financial results	(327,361)	(19,004)	(346,365)
Operating profit	5,118,677	(538,252)	4,580,425
Income tax and social contribution	(1,259,632)	81,108	(1,178,524)
Net income for the period - continuing operations	3,859,045	(457,144)	3,401,901
Result of discontinued operations	1,189,557	457,144	1,646,701
Net income	5,048,602	-	5,048,602
Attributed to controlling shareholders	4,952,573	-	4,952,573
Attributed to non-controlling interest	96,029	-	96,029
STATEMENTS OF COMPREHENSIVE INCOME
Total comprehensive income, net of taxes	152,745	-	152,745
Total comprehensive income	5,201,347	-	5,201,347
Attributed to controlling shareholders	5,105,174	-	5,105,174
Attributed to non-controlling interest	96,173	-	96,173
STATEMENTS OF CASH FLOWS
Cash flow from operational activities	3,386,832	-	3,386,832
Net income	3,859,045	(457,144)	3,401,901
Profit adjustments	(1,979,865)	150,773	(1,829,092)
Changes in assets and liabilities	2,675,188	(101,830)	2,573,358
Taxes and charges paid	(1,203,156)	(84,074)	(1,287,230)
Equity in earnings of investees	35,620	492,275	527,895
Cash flow from investment activities	31,908	-	31,908
Property, plant and equipment and intangible assets	(1,825,468)	14,277	(1,811,191)
Other activities	(586,976)	14,846	(572,130)
Discontinued operations	2,444,352	(29,123)	2,415,229
Cash flow from financing activities	(2,884,427)	-	(2,884,427)
Issue of Debentures	1,043,011	20,239	1,063,250
Loan and lease payments	(51,270)	2,485	(48,785)
Other activities	(3,874,318)	26,755	(3,847,563)
Discontinued operations	(1,850)	(49,479)	(51,329)
Total effects on cash and cash equivalents	534,313	-	534,313